REVENUE AND EXPENSES - THIRD PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
External services provided by other companies [abstract]
Leases	$ 67,902		$ 66,923		$ 63,014
Installation and maintenance	24,290		22,799		24,237
Lawyers and law firms	7,743		6,887		5,198
Tax advisory services	179		467		302
Consultants	8,372		8,578		8,056
Audits and other related services	1,576		2,677		2,493
Studies and work performed	65		7		76
Other external professional services	43,404		45,955		40,669
Publicity, advertising and public relations	5,332		5,458		6,089
Insurance premiums	548		636		207
Travel expenses	6,979		6,288		6,047
Utilities expense	27,142		27,392		28,743
Banking and similar services	1,771		1,391		1,006
Other	7,240		6,688		7,076
TOTAL	202,543		202,146		193,213
Finance Income [Abstract]
Interest Income Third Parties	18,843		7,858		7,188
Total finance income	18,843		7,858		7,188
Interest costs [abstract]
Interest paid to Group companies	0		0		0
Interest paid to third parties	43,351		71,404		75,090
Discounts to the present value of provisions and other liabilities	2,261		6,741		(15,939)
Total finance costs	$ 45,612	[1]	$ 78,145	[1]	$ 59,151

[1]
(1) The year ended December 31, 2016 contains the impacts of the CVI termination. The reversal of the principal amount of 41,749 thousand U.S. dollars was recognized in "Other gains and own work capitalized", the interest reversal of 19,936 thousand U.S. dollars was recognized in "Finance costs" and the loss of 35,373 thousand U.S. dollars on the conversion of Argentine pesos to U.S. dollars was recognized in "Net foreign exchange loss".